Cover Page	May 10, 2023
Cover [Abstract]
Entity Registrant Name	JUNIPER NETWORKS, INC.
Amendment Flag	true
Entity Central Index Key	0001043604
Document Type	8-K/A
Document Period End Date	May 10, 2023
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34501
Entity Tax Identification Number	77-0422528
Entity Address, Address Line One	1133 Innovation Way
Entity Address, City or Town	Sunnyvale,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	745-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	JNPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Juniper Networks, Inc. (the “Company”) filed with the Securities and Exchange Commission on May 11, 2023 (the “Original Form 8-K”). The Original Form 8-K reported, among other things, the final voting results of the Company’s 2023 Annual Meeting of Stockholders held on May 10, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding whether non-binding advisory votes on the compensation of the Company’s named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934, as amended, and Rule 14a-21(a) promulgated thereunder (the “Say-on-Pay Vote”) should be held every one, two, or three years (the “Say-on-Frequency Proposal”). No other changes have been made to the Original Form 8-K.